EMPLOYEE BENEFITS EXPENSE	12 Months Ended
Dec. 31, 2021
EMPLOYEE BENEFITS EXPENSE
EMPLOYEE BENEFITS EXPENSE

20.    EMPLOYEE BENEFITS EXPENSE

	For the years ended December 31,
	2021	2020	2019
Salaries and wages	$8,504,373	$10,536,409	$9,583,936
Pension plan and employment insurance	419,414	506,025	458,276
Contribution to defined contribution pension plan	144,634	198,342	182,449
Health benefits	485,431	765,948	651,269
Cash-based employee expenses	$9,553,852	$12,006,724	$10,875,930
Employee termination expenses	210,893	—	26,050
Share-based payments	5,285,813	4,905,812	3,189,808
Total employee expenses	$15,050,558	$16,912,536	$14,091,788